Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Categories of financial assets [abstract]
Investments in marketable securities and mutual funds	$ 167,844	$ 263,013
Investment in fixed deposits	9,196	41,827
Current investments	101,092	211,398
Non-current investments	75,948	93,442
Total	$ 177,040	$ 304,840